Schedule 1 - Condensed Financial Statements of The Company (Details) - Condensed Balance Sheet (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000
Ordinary shares, value per share (in Dollars per share and Yuan Renminbi per share)	$ 0.001		$ 0.001
Ordinary shares, shares issued	998,861,526	998,861,526
Ordinary shares, shares outstanding	998,861,526	998,861,526
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000
Ordinary shares, value per share (in Dollars per share and Yuan Renminbi per share)	$ 0.001
Ordinary shares, shares issued	998,861,526	998,861,526
Ordinary shares, shares outstanding	998,861,526	998,861,526